Income Tax - Summary of Deferred Tax Assets / (Liabilities) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred tax assets and liabilities [line items]
Beginning Balance	$ 1,127,172	$ 970,707
(Charge)/Credit to Income	(528,705)	156,465
Ending Balance	598,467	1,127,172
Intangible asset [member]
Disclosure of deferred tax assets and liabilities [line items]
Beginning Balance	(48,236)	(114,802)
(Charge)/Credit to Income	(201,845)	66,566
Ending Balance	(250,081)	(48,236)
Retirement plan [member]
Disclosure of deferred tax assets and liabilities [line items]
Beginning Balance	265,000	187,036
(Charge)/Credit to Income	(207,491)	77,964
Ending Balance	57,509	265,000
Loan loss reserves [member]
Disclosure of deferred tax assets and liabilities [line items]
Beginning Balance	852,640	867,277
(Charge)/Credit to Income	193,638	(14,637)
Ending Balance	1,046,278	852,640
Property, plant and equipment [member]
Disclosure of deferred tax assets and liabilities [line items]
Beginning Balance	(177,910)	(209,375)
(Charge)/Credit to Income	(158,537)	31,465
Ending Balance	(336,447)	(177,910)
Foreign currency [member]
Disclosure of deferred tax assets and liabilities [line items]
Beginning Balance	(79,306)	(13,241)
(Charge)/Credit to Income	(2,631)	(66,065)
Ending Balance	(81,937)	(79,306)
Loss carry forwards [member]
Disclosure of deferred tax assets and liabilities [line items]
(Charge)/Credit to Income	160,618
Ending Balance	160,618
Other deferred tax assets and liabilities [member]
Disclosure of deferred tax assets and liabilities [line items]
Beginning Balance	314,984	253,812
(Charge)/Credit to Income	(312,457)	61,172
Ending Balance	$ 2,527	$ 314,984